Segment Information - Group's operating segment results (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenues
Total revenues	¥ 1,466,698	$ 200,937	¥ 1,498,029	¥ 1,257,874
Cost of revenues
Cost of revenues	(567,585)	(77,758)	(544,336)	(393,292)
Gross profit:
Gross profit	899,113	$ 123,179	953,693	864,582
Operating Segments [Member]
Revenues
Total revenues	1,468,124		1,499,339	1,259,509
Cost of revenues
Cost of revenues	(568,710)		(545,010)	(394,309)
Gross profit:
Gross profit	899,414		954,329	865,200
Operating Segments [Member] | So Young
Revenues
Total revenues	1,198,573		1,230,583	1,017,170
Cost of revenues
Cost of revenues	(423,988)		(404,375)	(259,940)
Gross profit:
Gross profit	774,585		826,208	757,230
Operating Segments [Member] | Wuhan Miracle
Revenues
Total revenues	269,551		268,756	242,339
Cost of revenues
Cost of revenues	(144,722)		(140,635)	(134,369)
Gross profit:
Gross profit	124,829		128,121	107,970
Elimination
Revenues
Total revenues	(1,426)		(1,310)	(1,635)
Cost of revenues
Cost of revenues	1,125		674	1,017
Gross profit:
Gross profit	(301)		(636)	(618)
Elimination | Wuhan Miracle
Revenues
Total revenues	¥ (1,426)		¥ (1,310)	¥ (1,635)